Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) € in Millions, $ in Millions				12 Months Ended
	Nov. 22, 2024 EUR (€)	Nov. 19, 2024 EUR (€) tranche	Apr. 04, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 17, 2022 EUR (€)	Jan. 25, 2021 EUR (€)	Sep. 04, 2020 EUR (€)	Apr. 04, 2019 EUR (€)	Oct. 06, 2016 EUR (€)	Feb. 26, 2015 EUR (€)
Shareholders' equity
Amount of perpetual deeply subordinated notes recorded in equity | $				$ 12,210
Coupons booked in deduction of shareholders' equity | $				$ 272	$ 294	$ 331
Perpetual subordinated notes
Shareholders' equity
Notional amount							€ 10,832	€ 11,250	€ 12,250
Perpetual subordinated notes issued in 2024
Shareholders' equity
Notional amount		€ 2,500
Number of tranches | tranche		2
Perpetual subordinated notes issued, 4.120%, callable after 5.25 years
Shareholders' equity
Notional amount		€ 1,250					1,250
Interest rate (as percent)		4.12%
Perpetual subordinated notes issued, 4.500%, callable after 10 years
Shareholders' equity
Notional amount		€ 1,250					1,250
Interest rate (as percent)		4.50%
Perpetual subordinated notes issued, 3.250%, callable after 15 years
Shareholders' equity
Notional amount							750	750	750	€ 750
Interest rate (as percent)										3.25%
Perpetual subordinated notes issued, 2.000%, callable after 5.25 years
Shareholders' equity
Notional amount							1,000	1,000	1,000	€ 1,000
Interest rate (as percent)										2.00%
Perpetual subordinated notes issued, 2.125%, callable after 12 years
Shareholders' equity
Notional amount							1,500	1,500	1,500		€ 1,500
Interest rate (as percent)											2.125%
Perpetual subordinated notes issued, 1.625%, callable after 7 years
Shareholders' equity
Notional amount							1,500	1,500	1,500		€ 1,500
Interest rate (as percent)											1.625%
Perpetual subordinated notes issued, 2.000%, callable after 10 years
Shareholders' equity
Notional amount							1,000	1,000	1,000			€ 1,000
Interest rate (as percent)												2.00%
Perpetual subordinated notes issued, 1.750%, callable after 5 years
Shareholders' equity
Notional amount								1,500	1,500				€ 1,500
Interest rate (as percent)			1.75%										1.75%
Amount repaid			€ 1,500
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity
Notional amount							1,500	1,500	1,500					€ 1,500
Interest rate (as percent)														3.369%
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity
Notional amount									1,000					€ 1,000
Interest rate (as percent)														2.708%
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity
Notional amount	€ 2,500						€ 1,082	€ 2,500	€ 2,500						€ 2,500
Interest rate (as percent)	2.625%														2.625%
Amount repaid	€ 1,418